Consolidated Balance Sheets (AES Indiana) (Q1) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 435,217	$ 28,579	$ 201,548
Accounts receivable, net of allowance for credit losses of $3,765 and $2,283, respectively	293,660	233,921	216,523
Inventories	137,005	143,590	123,608
Regulatory assets, current	112,121	89,419	119,723
Taxes receivable	34,802	36,481	18,000
Total current assets	1,040,109	574,030	706,829
NON-CURRENT ASSETS:
Property, plant and equipment	7,210,985	7,082,443	6,982,314
Less: Accumulated depreciation	2,997,620	2,954,555	3,243,968
Utility plant in service - net	4,213,365	4,127,888	3,738,346
Construction work in progress	637,018	359,014	294,985
Property, Plant and Equipment, Net	4,850,383	4,486,902	4,033,331
OTHER NON-CURRENT ASSETS:
Intangible assets - net	232,998	235,656	138,978
Regulatory assets, non-current	574,181	541,784	593,939
Pension plan assets	40,616	41,172	33,611
Other non-current assets	277,926	301,979	70,354
Total other non-current assets	1,125,721	1,120,591	849,054
TOTAL ASSETS	7,016,213	6,181,523	5,589,214
CURRENT LIABILITIES:
Short-term debt and current portion of long-term debt (see Notes 5 and 10)		899,159	0
Accounts payable	282,966	292,851	189,845
Accrued taxes	29,022	22,580	22,474
Accrued interest	53,667	33,639	33,447
Customer deposits	27,594	29,308	35,097
Regulatory liabilities, current	3,956	23,371	23,348
Accrued and other current liabilities	20,135	27,547	19,014
Total current liabilities	1,061,262	1,328,455	323,225
NON-CURRENT LIABILITIES:
Long-term debt (see Notes 5 and 10)	3,677,403	2,576,798	3,016,810
Deferred income tax liabilities	368,960	361,488	312,641
Regulatory liabilities, non-current	507,764	527,224	612,585
Accrued other postretirement benefits	2,832	2,776	3,085
Asset retirement obligations	267,872	249,930	218,729
Other non-current liabilities	5,148	5,130	11,621
Total non-current liabilities	4,829,979	3,723,346	4,175,471
Liabilities	5,891,241	5,051,801	4,498,696
Common shareholders' equity:
Paid in capital	1,022,018	1,021,992	1,068,357
Retained earnings	15,624	25,182	(108)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,124,972	1,129,722	1,090,518
Noncontrolling interests	50,650	53,254	0
Total common shareholders' equity	1,074,322	1,076,468	1,090,518
TOTAL LIABILITIES AND EQUITY	7,016,213	6,181,523	5,589,214
Indianapolis Power And Light Company
CURRENT ASSETS:
Cash and cash equivalents	23,513	25,767	199,103
Accounts receivable, net of allowance for credit losses of $3,765 and $2,283, respectively	293,725	233,970	216,572
Inventories	137,005	143,590	123,608
Regulatory assets, current	112,121	89,419	119,723
Taxes receivable	4,735	5,140	6,682
Prepayments and other current assets	27,255	27,741
Total current assets	598,354	525,627	693,110
NON-CURRENT ASSETS:
Property, plant and equipment	7,210,985	7,082,443	6,982,314
Less: Accumulated depreciation	2,997,620	2,954,555	3,243,968
Utility plant in service - net	4,213,365	4,127,888	3,738,346
Construction work in progress	637,018	359,014	294,985
Property, Plant and Equipment, Net	4,850,383	4,486,902	4,033,331
OTHER NON-CURRENT ASSETS:
Intangible assets - net	232,998	235,656	138,978
Regulatory assets, non-current	574,181	541,784	593,939
Pension plan assets	40,616	41,172	33,611
Other non-current assets	274,294	298,439	67,008
Total other non-current assets	1,122,089	1,117,051	833,536
TOTAL ASSETS	6,570,826	6,129,580	5,559,977
CURRENT LIABILITIES:
Short-term debt and current portion of long-term debt (see Notes 5 and 10)	239,251	494,685	0
Accounts payable	282,184	292,835	189,806
Accrued taxes	29,022	22,580	22,474
Accrued interest	42,887	25,245	25,054
Customer deposits	27,594	29,308	35,097
Regulatory liabilities, current	3,956	23,371	23,348
Accrued and other current liabilities	29,936	34,748	26,214
Total current liabilities	654,830	922,772	321,993
NON-CURRENT LIABILITIES:
Long-term debt (see Notes 5 and 10)	2,812,541	2,106,146	2,143,147
Deferred income tax liabilities	350,636	342,557	305,107
Regulatory liabilities, non-current	507,764	527,224	612,585
Accrued other postretirement benefits	2,832	2,776	3,085
Asset retirement obligations	267,872	249,930	218,729
Other non-current liabilities	5,147	5,129	11,621
Total non-current liabilities	3,946,792	3,233,762	3,294,274
Liabilities	4,601,622	4,156,534	3,616,267
COMMITMENTS AND CONTINGENCIES (see Note 8)
Common shareholders' equity:
Common stock (no par value, 20,000,000 shares authorized; 17,206,630 shares issued and outstanding at March 31, 2024 and December 31, 2023)	324,537	324,537	324,537
Paid in capital	1,193,224	1,193,199	1,193,107
Retained earnings	400,793	402,056	426,066
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,918,554	1,919,792	1,943,710
Noncontrolling interests	50,650	53,254	0
Total common shareholders' equity	1,969,204	1,973,046	1,943,710
TOTAL LIABILITIES AND EQUITY	$ 6,570,826	$ 6,129,580	$ 5,559,977